Revenues and Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and Other Income
Sales	€ 12,179	€ 4,194	€ 372
Total revenues	12,179	4,194	372
CIR	5,863	4,069	4,791
Subsidies	10	8
Other	762	229	100
Total other income	6,635	4,307	4,891
Total revenues and other income	€ 18,814	€ 8,501	€ 5,263